Provisions - Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Expenses Recognised in the Consolidated Statement of Profit or Loss [Abstract]
Current service cost	$ 67,548	$ 49,109	$ 69,689
Interest cost	11,583	7,563	5,687
Net benefit expenses recognized in general, administrative and other operating expenses	$ 79,131	$ 56,672	$ 75,376